FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04892
                                   ---------

                           TEMPLETON GROWTH FUND, INC.
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

       500 EAST BROWARD BLVD., SUITE 2100, FORT LAUDERDALE, FL 33394-3091
      --------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

        MURRAY L. SIMPSON, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
        -------------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (954) 527-7500
                                                           --------------

Date of fiscal year end: 08/31
                         -----

Date of reporting period: 11/30/04
                          --------

ITEM 1. SCHEDULE OF INVESTMENTS.



Templeton Growth Fund, Inc.
QUARTERLY STATEMENT OF INVESTMENTS
NOVEMBER 30, 2004
--------------------------------------------------------------------------------

CONTENTS

Statement of Investments .....................................  2
Notes to Statement of Investments ............................  7











                                 [LOGO OMITTED]
                            FRANKLIN[R] TEMPLETON[R]
                                   INVESTMENTS
                      Franklin o TEMPLETON o Mutual Series


                                          Quarterly Statement of Investments | 1

Templeton Growth Fund, Inc.

STATEMENT OF INVESTMENTS, NOVEMBER 30, 2004 (UNAUDITED)

---------------------------------------------------------------------------------------------------------------------------
                                                            INDUSTRY                       SHARES                 VALUE
---------------------------------------------------------------------------------------------------------------------------
   COMMON STOCKS 87.6%
   BERMUDA 1.6%
   ACE Ltd. ...............................                Insurance                     3,938,200         $   159,182,044
   XL Capital Ltd., A .....................                Insurance                     2,500,000             188,400,000
                                                                                                           ----------------
                                                                                                               347,582,044
                                                                                                           ----------------

   CANADA 3.2%
   Barrick Gold Corp. .....................             Metals & Mining                 10,000,000             245,512,010
   BCE Inc. ............................... Diversified Telecommunication Services      13,135,376             319,389,463
   TransCanada Corp. ......................                Oil & Gas                     5,000,000             123,809,524
                                                                                                           ----------------
                                                                                                               688,710,997
                                                                                                           ----------------

   CHINA .7%
   China Mobile (Hong Kong) Ltd., fgn. ....  Wireless Telecommunication Services        43,000,000             140,739,740
                                                                                                           ----------------

   DENMARK 1.2%
   TDC AS ................................. Diversified Telecommunication Services       6,000,000             246,099,621
                                                                                                           ----------------

   FINLAND 2.1%
   Stora Enso OYJ, R (EUR/FIM Traded) .....         Paper & Forest Products             14,000,000             223,744,717
   UPM-Kymmene Corp. ......................         Paper & Forest Products             10,000,000             225,339,571
                                                                                                           ----------------
                                                                                                               449,084,288
                                                                                                           ----------------

   FRANCE 2.8%
   Accor SA ...............................      Hotels Restaurants & Leisure            5,862,700             249,804,846
   Michelin SA, B .........................             Auto Components                  1,679,378              97,046,005
   Sanofi-Aventis (Frankfurt Listed) ......             Pharmaceuticals                  3,385,014             254,859,046
                                                                                                           ----------------
                                                                                                               601,709,897
                                                                                                           ----------------

   GERMANY 3.1%
   Bayer AG, Br. ..........................                Chemicals                     7,600,000             241,104,702
   E.ON AG ................................           Electric Utilities                 4,250,000             358,393,583
   Volkswagen AG ..........................               Automobiles                    1,200,000              53,985,806
                                                                                                           ----------------
                                                                                                               653,484,091
                                                                                                           ----------------

   HONG KONG 3.2%
   Cheung Kong Holdings Ltd. ..............               Real Estate                   32,999,800             318,297,388
   Hong Kong Electric Holdings Ltd. .......           Electric Utilities                42,000,000             188,510,359
   Swire Pacific Ltd., A ..................        Industrial Conglomerates             12,000,000              96,454,339
   Swire Pacific Ltd., B ..................        Industrial Conglomerates             54,837,000              75,460,203
                                                                                                           ----------------
                                                                                                               678,722,289
                                                                                                           ----------------

   ISRAEL .4%
a  Check Point Software Technologies Ltd. .                Software                      3,582,800              85,055,672
                                                                                                           ----------------

   ITALY 1.5%
   Eni SpA ................................                Oil & Gas                    13,000,000             319,116,983
                                                                                                           ----------------

   JAPAN 8.7%
   Fuji Photo Film Co. Ltd. ...............      Leisure Equipment & Products            6,000,000             210,935,224
   Hitachi Ltd. ...........................   Electronic Equipment & Instruments        34,000,000             220,238,905
   KDDI Corp. .............................   Wireless Telecommunication Services           18,494              91,239,701
   Nintendo Co. Ltd. ......................                Software                      2,200,000             264,504,224
   Nippon Telegraph & Telephone Corp. ..... Diversified Telecommunication Services          50,000             224,337,185
   Nomura Holdings Inc. ...................             Capital Markets                 17,999,167             252,935,755



2 |  Quarterly Statement of Investments

Templeton Growth Fund, Inc.

---------------------------------------------------------------------------------------------------------------------------
                                                            INDUSTRY                       SHARES                VALUE
---------------------------------------------------------------------------------------------------------------------------
   COMMON STOCKS (CONT.)
   JAPAN (CONT.)
   Olympus Corp. ..........................    Health Care Equipment & Supplies          8,339,400         $   160,843,434
   Sony Corp. .............................           Household Durables                 5,400,000             196,659,221
   Takeda Pharmaceutical Co. Ltd. .........             Pharmaceuticals                  4,500,000             221,132,369
                                                                                                           ----------------
                                                                                                             1,842,826,018
                                                                                                           ----------------

   MEXICO .9%
   Telefonos de Mexico SA de CV
    (Telmex), L, ADR ...................... Diversified Telecommunication Services       5,500,000             192,555,000
                                                                                                           ----------------

   NETHERLANDS 5.3%
   Akzo Nobel NV ..........................                Chemicals                     6,000,000             248,159,273
   Koninklijke Philips Electronics NV .....           Household Durables                 6,250,000             161,146,700
   Reed Elsevier NV .......................                  Media                      15,000,000             200,951,596
   Unilever NV ............................              Food Products                   5,000,000             314,385,583
   VNU NV .................................                  Media                       1,408,191              42,484,165
   Wolters Kluwer NV ......................                  Media                       7,931,217             152,211,229
                                                                                                           ----------------
                                                                                                             1,119,338,546
                                                                                                           ----------------

   SINGAPORE .8%
   DBS Group Holdings Ltd. ................            Commercial Banks                  3,471,000              33,488,108
   Singapore Airlines Ltd. ................                Airlines                     21,999,770             146,427,804
                                                                                                           ----------------
                                                                                                               179,915,912
                                                                                                           ----------------

   SOUTH KOREA 3.9%
 a Kookmin Bank ...........................            Commercial Banks                  4,199,993            159,828,060
   KT Corp., ADR .......................... Diversified Telecommunication Services      13,000,000             281,450,000
   Samsung Electronics Co. Ltd. ...........Semiconductors & Semiconductor Equipment        316,500             131,158,083
   SK Telecom Co. Ltd. ....................   Wireless Telecommunication Services          600,000             113,304,721
   SK Telecom Co. Ltd., ADR ...............   Wireless Telecommunication Services        6,000,000             135,060,000
                                                                                                           ----------------
                                                                                                               820,800,864
                                                                                                           ----------------

   SPAIN 3.0%
   Banco Santander Central Hispano SA .....            Commercial Banks                 17,500,000             210,254,911
   Endesa SA ..............................           Electric Utilities                 8,000,000             172,244,225
   Repsol YPF SA ..........................                Oil & Gas                     8,000,000             194,997,475
   Telefonica SA .......................... Diversified Telecommunication Services       4,000,000              70,279,897
                                                                                                           ----------------
                                                                                                               647,776,508
                                                                                                           ----------------

   SWEDEN 1.4%
   Nordea Bank AB .........................            Commercial Banks                 18,000,000             176,812,026
   Securitas AB, B ........................     Commercial Services & Supplies           7,595,080             120,386,370
                                                                                                           ----------------
                                                                                                               297,198,396
                                                                                                           ----------------

   SWITZERLAND 5.8%
   Nestle SA ..............................              Food Products                   1,350,000             346,366,387
   Novartis AG ............................             Pharmaceuticals                  5,000,000             239,463,182
   Swiss Reinsurance Co. ..................                Insurance                     3,600,000             240,463,138
   Syngenta AG ............................                Chemicals                     1,800,000             190,254,813
   UBS AG .................................             Capital Markets                  2,700,000             218,122,012
                                                                                                           ----------------
                                                                                                             1,234,669,532
                                                                                                           ----------------



                                          Quarterly Statement of Investments | 3

Templeton Growth Fund, Inc.

---------------------------------------------------------------------------------------------------------------------------
                                                            INDUSTRY                       SHARES               VALUE
---------------------------------------------------------------------------------------------------------------------------
   COMMON STOCKS (CONT.)
   UNITED KINGDOM 18.9%
   BAE Systems PLC ........................           Aerospace & Defense               61,567,664         $   288,455,079
   BP PLC .................................                Oil & Gas                    38,587,923             393,649,006
   British Sky Broadcasting Group PLC .....                  Media                      33,191,157             353,653,915
   Cadbury Schweppes PLC ..................              Food Products                  20,169,064             179,936,440
   GlaxoSmithKline PLC ....................             Pharmaceuticals                 20,000,000             420,662,515
   National Grid Transco PLC ..............   Multi-Utilities & Unregulated Power       32,000,000             292,515,188
   Pearson PLC ............................                  Media                      18,000,000             211,133,611
   Rentokil Initial PLC ...................     Commercial Services & Supplies          70,000,000             189,890,345
a  Rolls-Royce Group PLC ..................           Aerospace & Defense               40,000,000             201,161,502
a  Rolls-Royce Group PLC, B ...............           Aerospace & Defense            1,272,000,000               2,583,076
   Royal Bank of Scotland Group PLC .......            Commercial Banks                  7,386,224             226,895,048
   Royal Bank of Scotland Group
    PLC, 144A .............................            Commercial Banks                  1,698,000              52,160,318
   Shell Transport & Trading Co. PLC ......                Oil & Gas                    53,961,715             453,581,068
   Shire Pharmaceuticals Group PLC ........             Pharmaceuticals                 11,000,000             110,218,546
   Smiths Group PLC .......................        Industrial Conglomerates             15,000,000             219,357,735
   Standard Chartered PLC .................            Commercial Banks                  9,000,000             172,190,807
   Vodafone Group PLC .....................   Wireless Telecommunication Services       95,558,191             259,222,540
                                                                                                           ----------------
                                                                                                             4,027,266,739
                                                                                                           ----------------

   UNITED STATES 19.1%
   Abbott Laboratories ....................             Pharmaceuticals                  4,400,000             184,624,000
   AmerisourceBergen Corp. ................    Health Care Providers & Services          3,902,500             230,013,350
   Boeing Co. .............................           Aerospace & Defense                4,000,000             214,280,000
   Bowater Inc. ...........................         Paper & Forest Products              2,500,000             101,275,000
   Bristol-Myers Squibb Co. ...............             Pharmaceuticals                  7,500,000             176,250,000
a  Cadence Design Systems Inc. ............                Software                      6,000,000              82,440,000
   CIGNA Corp. ............................    Health Care Providers & Services          2,800,000             196,056,000
a  DIRECTV Group Inc. .....................                  Media                      13,000,000             207,870,000
   DTE Energy Co. .........................           Electric Utilities                 5,000,000             219,400,000
   Electronic Data Systems Corp. ..........               IT Services                    9,380,500             210,592,225
   Florida East Coast Industries Inc. .....               Road & Rail                      470,546              20,068,787
   H.J. Heinz Co. .........................              Food Products                   5,200,000             193,232,000
   HCA Inc. ...............................    Health Care Providers & Services          3,600,000             141,912,000
   International Paper Co. ................         Paper & Forest Products              4,000,000             166,080,000
a  Interpublic Group of Cos. Inc. .........                  Media                       8,000,000              99,280,000
a  Kroger Co. .............................        Food & Staples Retailing             11,000,000             177,980,000
   Mattel Inc. ............................      Leisure Equipment & Products            2,018,200              38,244,890
a  Maxtor Corp. ...........................         Computers & Peripherals             12,500,000              47,750,000
a  Noble Corp. ............................       Energy Equipment & Services            4,000,000             193,800,000
a  Office Depot Inc. ......................            Specialty Retail                  2,140,800              35,109,120
   Pfizer Inc. ............................             Pharmaceuticals                  8,800,000             244,376,000
   Raytheon Co. ...........................           Aerospace & Defense                4,500,000             181,530,000
a  Seagate Technology .....................         Computers & Peripherals              9,500,000             142,310,000
   Temple-Inland Inc. .....................         Containers & Packaging                 632,400              37,684,716
a  Tenet Healthcare Corp. .................    Health Care Providers & Services         15,639,600             169,689,660
   The St. Joe Co. ........................               Real Estate                    1,415,700              77,651,145


4 |  Quarterly Statement of Investments

Templeton Growth Fund, Inc.

---------------------------------------------------------------------------------------------------------------------------
                                                            INDUSTRY                       SHARES                VALUE
---------------------------------------------------------------------------------------------------------------------------
   COMMON STOCKS (CONT.)
   UNITED STATES (CONT.)
a  Time Warner Inc. .......................                  Media                       4,000,000         $    70,840,000
   Willis Group Holdings Ltd. .............                Insurance                     5,072,100             191,978,985
                                                                                                           ----------------
                                                                                                             4,052,317,878
                                                                                                           ----------------

   TOTAL COMMON STOCKS
    (COST $14,732,999,944) ................                                                                 18,624,971,015
                                                                                                           ----------------

   PREFERRED STOCKS (COST $181,562,463) .7%
   GERMANY .7%
   Volkswagen AG, pfd. ....................               Automobiles                    4,499,990             147,902,438
                                                                                                           ----------------

                                                                                     -----------------
                                                                                         PRINCIPAL
                                                                                          AMOUNT B
                                                                                     -----------------
   BONDS & NOTES 3.2%
   AUSTRALIA .5%
   New South Wales Treasury Corp.,
    6.50%, 5/01/06 ........................                                            149,000,000 AUD         117,057,226
                                                                                                           ----------------

   GERMANY 2.3%
   Federal Republic of Germany,
    4.50%, 8/18/06 ........................                                            350,000,000 EUR         481,911,698
                                                                                                           ----------------

   NEW ZEALAND .4%
   Government of New Zealand,
     6.50%, 2/15/06 .......................                                             55,900,000 NZD          40,095,542
     7.00%, 7/15/09 .......................                                             54,000,000 NZD          40,233,629
                                                                                                           ----------------
                                                                                                                80,329,171
                                                                                                           ----------------

   TOTAL BONDS & NOTES
    (COST $447,692,817) ...................                                                                    679,298,095
                                                                                                           ----------------

   SHORT TERM INVESTMENTS 8.1%
   FINLAND .1%
   Finland Treasury Bill, 2.133%, 2/08/05 .                                             25,000,000 EUR          33,088,803
                                                                                                           ----------------

   FRANCE 1.1%
   French Treasury Bills, 2.00% - 2.15%,
    12/09/04 - 10/27/05 ...................                                            175,000,000 EUR         231,026,877
                                                                                                           ----------------

   GERMANY 1.8%
   Deutsche Bank AG, Time Deposit,
    2.06%, 12/01/04 .......................                                            183,640,000 EUR         243,764,518
   German Treasury Bills, 2.04% - 2.08%,
    2/16/05 - 5/11/05 .....................                                            100,000,000 EUR         131,851,808
                                                                                                           ----------------
                                                                                                               375,616,326
                                                                                                           ----------------

   UNITED STATES 5.1%
   U.S. Treasury Bills, 1.546% - 2.162%,
    12/02/04 - 2/24/05 ....................                                          1,080,484,000           1,076,573,295
                                                                                                           ----------------

   TOTAL SHORT TERM INVESTMENTS
    (COST $1,694,740,565) .................                                                                  1,716,305,301
                                                                                                           ----------------



                                          Quarterly Statement of Investments | 5

Templeton Growth Fund, Inc.

---------------------------------------------------------------------------------------------------------------------------
                                                                                                                VALUE
---------------------------------------------------------------------------------------------------------------------------
   TOTAL INVESTMENTS
    (COST $17,056,995,789) 99.6% ..........                                                                $21,168,476,849
   OTHER ASSETS, LESS LIABILITIES .4% .....                                                                     82,801,157
                                                                                                           ----------------

   NET ASSETS 100.0% ......................                                                                $21,251,278,006
                                                                                                           ----------------

CURRENCY ABBREVIATIONS: | AUD - Australian Dollar | EUR - Euro
                          FIM - Finnish Markka | NZD - New Zealand Dollar





a Non-income producing.
b The principal amount is stated in U.S. dollars unless otherwise indicated.




6 | See Notes to Statement of Investments. | Quarterly Statement of Investments

Templeton Growth Fund, Inc.

Notes to Statement of Investments (unaudited)


Templeton Growth Fund, Inc. (the Fund) is registered under the Investment Company Act of 1940 as an open-end investment company.


1. INCOME TAXES

At November 30, 2004, the net unrealized appreciation (depreciation) based on the cost of investments for income tax purposes was as follows:

Investments at cost ...................................   $17,093,524,483
                                                          ----------------
Unrealized appreciation ...............................   $ 4,217,379,019
Unrealized depreciation ...............................      (142,426,653)
                                                          ----------------
Net unrealized appreciation (depreciation) ............   $ 4,074,952,366
                                                          ----------------









For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.



                                          Quarterly Statement of Investments | 7

ITEM 2. CONTROLS AND PROCEDURES.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

(a) Certifications pursuant to Section 30a-2 of the Investment Company Act of 1940 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer.




                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TEMPLETON GROWTH FUND, INC.

By /s/JIMMY D. GAMBILL
  -----------------------
     Jimmy D. Gambill
     Chief Executive Officer -
     Finance and Administration
Date January 20, 2005



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/JIMMY D. GAMBILL
  -----------------------
     Jimmy D. Gambill
     Chief Executive Officer -
     Finance and Administration
Date January 20, 2005



By /s/GALEN G. VETTER
   ------------------------------
      Galen G. Vetter
      Chief Financial Officer
Date  January 20, 2005